STOCK BASED COMPENSATION (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expected option life (years)	7 years 5 months 30 days	6 years 5 months 30 days
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.07%
Minimum [Member]
Risk-free interest rate		2.40%
Expected stock price volatility	114.00%	137.00%
Maximum [Member]
Risk-free interest rate		2.90%
Expected stock price volatility	116.00%	145.00%